MARKETABLE SECURITIES (Details Narrative) (USD $)	3 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	23 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Mar. 19, 2012
Investments, Debt and Equity Securities [Abstract]
Payment from California Gold, in cash or in unregistered shares of common stock							$ 125,000
Unregistered shares of common stock, par value per share							$ 0.001
Restricted shares of California Gold							1,250,000
Shares of California Gold, per share				$ 0.10
Other income		125,000		125,000	125,000	125,000
Gross Unrealized Losses				112,500	112,500
Recorded unrealized loss	$ 6,250